SHAREHOLDERS' EQUITY - Dividends (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended								12 Months Ended
	Jan. 26, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)		$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Dividends paid in cash		$ 185	$ 181	$ 185	$ 183	$ 190	$ 191	$ 264	$ 252
Dividends paid, total		269	267	266	266	265	265	264	252
Quarterly Dividend
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	$ 0.50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Dividends paid in non-voting shares		$ 84	$ 86	$ 81	$ 83	$ 75	$ 74	$ 0	$ 0
Number of shares issued (in shares)		1,943	1,633	1,651	1,552	1,244	1,454	0	0	1,943
Entitled rate per share of dividends (in dollars per share)										$ 0.05
Class A Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)										$ 0.05